Balance Sheet Components - Schedule of Information About Contracts with Customers (Details)) - USD ($) $ in Thousands	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Contract Balances [Line Items]
Unbilled accounts receivable, included in accounts receivable, net	$ 1,710	$ 1,139	$ 1,114	$ 556
Deferred revenue	170,666	102,561	$ 54,152	$ 27,222
Contracts with Customers
Contract Balances [Line Items]
Unbilled accounts receivable, included in accounts receivable, net	1,710	1,139
Deferred contract acquisition costs	26,150	18,079
Deferred revenue	$ 170,666	$ 102,561